SEGMENT REPORTING - Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SEGMENT REPORTING
Long-lived assets	$ 709	$ 476
China
SEGMENT REPORTING
Long-lived assets	709	475
Other
SEGMENT REPORTING
Long-lived assets	$ 0	$ 1